General	12 Months Ended
Dec. 31, 2017
General [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	General:

Formula Systems (1985) Ltd. (“Formula” or the “Company”) was incorporated in Israel and began its business operations in 1985. Since 1991, Formula’s ordinary shares, par value NIS 1.0 per share, have been traded on the Tel-Aviv Stock Exchange (“TASE”), and, in 1997, began trading through American Depositary Shares (“ADSs”) under the symbol “FORTY” on the NASDAQ Global Market in the United States until January 3, 2011, at which date the listing of Formula’s ADSs was transferred to the NASDAQ Global Select Market (“NASDAQ”). Each ADS represents one ordinary share of Formula. The Company is considered an Israeli resident. The controlling shareholder of the Company is Asseco Poland S.A. (“Asseco”), a Polish public company, traded on the Warsaw Stock Exchange.

Formula, through its investees (collectively, the “Group”) is engaged in providing software services, proprietary and non-proprietary software solutions, software product marketing and support, computer infrastructure and integration solutions and training and integration. The Group operates through five directly held subsidiaries: Matrix IT Ltd. (“Matrix”); Magic Software Enterprises Ltd. (“Magic”), Sapiens International Corporation N.V (“Sapiens”), Insync Staffing Solutions, Inc. (“Insync”) and Michpal Micro Computers (1983) Ltd. (“Michpal”) and one affiliate company, TSG IT Advanced Systems Ltd. (“TSG”).

b.	Investees:

The following table presents certain information regarding ownership of Formula’s significant investees, as of the dates indicated (the list consists only of active companies that are held directly by Formula):

	Percentage of ownership
	December 31,
	2016	2017
Name of Investee

Matrix	50.01	49.50
Magic	47.26	47.12
Sapiens	48.85	48.14
Insync	90.09	90.09
Michpal(1)	-	100
TSG(2)	50.00	50.00

1)	Michpal’s results of operations are consolidated in the Company’s results of operations commencing January 1, 2017.

2)	TSG’s results of operations are reflected in the Company’s results of operations using the equity method of accounting commencing May 9, 2016.

c.	Definitions:

In these financial statements:

The Company	-	Formula Systems (1985) Ltd.

The Group	-	Formula Systems (1985) Ltd. and its investees.

Subsidiaries	-	Companies that are controlled by the Company (as defined in IFRS 10) and whose accounts are consolidated with those of the Company.

Jointly controlled entities	-	Companies owned by various entities that have a contractual arrangement for joint control and are accounted for using the equity method of accounting.

Associates	-	Companies over which the Company has significant influence and that are not subsidiaries. The Company’s investment therein is included in the financial statements using the equity method.

Investees	-	Subsidiaries, jointly controlled entities and associates.

Interested parties and controlling shareholder	-	As defined in the Israeli Securities Regulations (Annual Financial Statements), 2010.

Related parties	-	As defined in IAS 24.